SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Office equipment at cost	$ 27,756	$ 25,078	$ 25,543
Less: Accumulated depreciation	(25,392)	(25,078)	(25,543)
Total property, plant, and equipment	$ 2,364